Document and Entity Information	Sep. 12, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 12, 2025
Entity Registrant Name	SIMMONS FIRST NATIONAL CORP
Entity Incorporation State Country Code	AR
Entity File Number	0-6253
Entity Tax Identification Number	71-0407808
Entity Address Address Line 1	501 Main Street
Entity Address City Or Town	Pine Bluff
Entity Address State Or Province	AR
Entity Address Postal Zip Code	71601
City Area Code	870
Local Phone Number	541-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	SFNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000090498
Amendment Flag	false